Pensions and Postretirement Benefits Investment Allocation (Details)	Nov. 30, 2014
other plan funds [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%
other plan funds [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	7.00%
Equity Funds [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	24.00%
Equity Funds [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	50.00%
Fixed Income Funds [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	76.00%
Fixed Income Funds [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	43.00%